                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                               Semi-Annual Report

                                  June 30, 2002

                                    Contents

President's Letter                                                             1
Financial Statements, Financial Highlights, and Schedules of Investments:
     Select Ten Plus Division - March                                          2
     Select Ten Plus Division - June                                           6
     Select Ten Plus Division - September                                     10
     Select Ten Plus Division - December                                      14
Notes to Financial Statements                                                 18


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[INTEGRITY(SM) LIFE INSURANCE COMPANY LETTERHEAD]

July 22, 2002

Dear Unit Holders:

Enclosed is the Separate Account Ten of Integrity Life Insurance Company semi-annual report for the six months ended June 30, 2002. The report includes details on the investment holdings of the March, June, September, and December Divisions of Separate Account Ten as of June 30, 2002, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy". Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

DIVISION                                       SEPARATE ACCOUNT RETURN        DOW JONES INDUSTRIAL AVERAGE
--------                                       -----------------------        ----------------------------
Select Ten Plus Division - March
     For the Six Months Ended June 30, 2002             (0.43%)                          (7.77%)
     For the Year Ended June 30, 2002                   (6.44%)                         (11.99%)

Select Ten Plus Division - June
     For the Six Months Ended June 30, 2002             (0.95%)                          (7.77%)
     For the Year Ended June 30, 2002                   (8.11%)                         (11.99%)

Select Ten Plus Division - September
     For the Six Months Ended June 30, 2002              2.49%                           (7.77%)
     For the Year Ended June 30, 2002                   (1.04%)                         (11.99%)

Select Ten Plus Division - December
     For the Six Months Ended June 30, 2002             (2.19%)                          (7.77%)
     For the Year Ended June 30, 2002                  (11.76%)                         (11.99%)

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines

President, Separate Account Ten of Integrity Life Insurance Company

                        Select Ten Plus Division - March

                       Statement of Assets and Liabilities
                                    Unaudited

                                                           JUNE 30, 2002
                                                          ---------------
ASSETS
   Investments in securities, at value
      (cost $4,547,908) - See accompanying schedule       $     4,101,548
   Due from investment advisor                                      7,202
   Dividends receivable                                            24,172
                                                          ---------------
TOTAL ASSETS                                                    4,132,922

LIABILITIES
   Cash overdraft                                                  12,027
   Accrued expenses                                                61,126
   Payable for fund shares repurchased                                261
                                                          ---------------
TOTAL LIABILITIES                                                  73,414
                                                          ---------------

NET ASSETS                                                $     4,059,508
                                                          ===============
UNIT VALUE, offering and redemption price per unit        $          9.91
                                                          ===============
Units outstanding                                                 409,838
                                                          ===============

                             Statement of Operations
                                    Unaudited

                                                           SIX MONTHS
                                                              ENDED
                                                          JUNE 30, 2002
                                                         ---------------
INVESTMENT INCOME
   Dividends                                             $        71,293

EXPENSES
   Mortality and expense risk and administrative charges          28,380
   Investment advisory and management fees                        10,511
   Custody and accounting expenses                                10,058
   Professional fees                                               3,291
   Directors' fees and expenses                                    4,114
   Printing and filing fees                                        2,168
   Errors and omissions insurance                                  2,416
   Other expenses                                                    824
                                                         ---------------
      Total expenses before reimbursement                         61,762
      Less: expense reimbursement                                (15,513)
                                                         ---------------
      Net expenses                                                46,249
                                                         ---------------
Net investment income                                             25,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                              174,795
   Net unrealized depreciation during
      the period on investments                                 (227,987)
                                                         ---------------
Net realized and unrealized loss                                 (53,192)
                                                         ---------------

Net decrease in net assets resulting from operations     $       (28,148)
                                                         ===============

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                       Statements of Changes in Net Assets

                                              SIX MONTHS
                                                 ENDED
                                             JUNE 30, 2002        YEAR ENDED
                                              (UNAUDITED)      DECEMBER 31, 2001
                                             --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                     $       25,044    $          38,089
   Net realized gain on investments                 174,795              109,655
   Net unrealized depreciation during
      the period on investments                    (227,987)            (296,533)
                                             --------------    -----------------
   Net decrease in net assets
      resulting from operations                     (28,148)            (148,789)

Contract related transactions:
   Contributions from contract holders
      (24,309 and 9,185 units, respectively)        261,314               89,444
   Cost of units redeemed (14,603 and
      33,849 units, respectively)                  (153,751)            (350,503)
                                             --------------    -----------------
   Net increase (decrease) in net assets
      resulting from unit transactions              107,563             (261,059)
                                             --------------    -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              79,415             (409,848)

NET ASSETS
Beginning of period                               3,980,093            4,389,941
                                             --------------    -----------------
End of period                                $    4,059,508    $       3,980,093
                                             ==============    =================

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                              Financial Highlights

                                                        SIX MONTHS                                                 MARCH 31, 1999
                                                          ENDED                                                   (COMMENCEMENT OF
                                                      JUNE 30, 2002        YEAR ENDED           YEAR ENDED       OPERATIONS) THROUGH
                                                       (UNAUDITED)    DECEMBER 31, 2001   DECEMBER 31, 2000 (a)  DECEMBER 31, 1999
                                                      -------------   -----------------   ---------------------  ------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                    $        9.95   $           10.33   $               10.24  $            10.00
   Income (loss) from investment operations:
      Net investment income                                    0.05                0.11                    0.13                0.04
      Net realized and unrealized gain (loss) on
       investments                                            (0.09)              (0.49)                  (0.04)               0.20
                                                      -------------   -----------------   ---------------------  ------------------
      Total from investment operations                        (0.04)              (0.38)                   0.09                0.24
                                                      -------------   -----------------   ---------------------  ------------------
   Unit value, end of period                          $        9.91   $            9.95   $               10.33  $            10.24
                                                      =============   =================   =====================  ==================
TOTAL RETURN                                                  (0.43%)             (3.75%)                  0.97%               2.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in thousands)              $       4,060   $           3,980   $               4,390  $            6,800
Units outstanding                                           409,838             400,132                 424,796             664,381
Ratio of investment income to average net assets               3.39%               3.11%                   3.15%               2.58%
Ratio of net investment income to average net assets           1.19%               0.92%                   0.95%               0.38%
Ratio of expenses to average net assets                        2.20%               2.20%                   2.20%               2.20%
Ratio of net investment income to average net assets
   before voluntary expense reimbursement                      0.45%               0.16%                   0.32%               0.18%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                      2.94%               2.96%                   2.83%               2.40%
Portfolio turnover rate                                          17%                 19%                     37%                 22%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                        Select Ten Plus Division - March

                             Schedule of Investments

                                  June 30, 2002
                                    Unaudited

                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      -----------
COMMON STOCKS (101.0%)
BASIC MATERIALS (21.7%)
      Du Pont (E.I.) de Nemours and Company           9,521      $   422,732
      International Paper Company                    10,527          458,769
                                                                 -----------
                                                                     881,501

CAPITAL GOODS (20.9%)
      Caterpillar, Inc.                               7,839          383,719
      3M Company                                      3,793          466,539
                                                                 -----------
                                                                     850,258

COMMUNICATION SERVICES (9.0%)
      SBC Communications, Inc.                       11,947          364,383

CONSUMER CYCLICAL (20.0%)
      Eastman Kodak Company                          14,210          414,506
      General Motors Corporation                      7,458          398,630
                                                                 -----------
                                                                     813,136

CONSUMER STAPLE (9.1%)
      Philip Morris Companies, Inc.                   8,446          368,921

FINANCIAL (10.6%)
      J.P. Morgan Chase & Company, Inc.              12,718          431,395

PHARMACEUTICAL PREPARATIONS (9.7%)
      Merck & Co., Inc.                               7,740          391,954
                                                                 -----------
TOTAL COMMON STOCKS (Cost $4,547,908)                              4,101,548
                                                                 -----------
TOTAL INVESTMENTS (101.0%)                                         4,101,548
OTHER ASSETS, LESS LIABILITIES ((1.0%))                              (42,040)
                                                                 -----------
NET ASSETS (100.0%)                                              $ 4,059,508
                                                                 ===========

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2002 aggregated $1,024,264 and $895,726, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $446,360 of which $319,496 related to appreciated investments and $765,856 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statement of Assets and Liabilities
                                    Unaudited

                                                           JUNE 30, 2002
                                                          ---------------
ASSETS
   Investments in securities, at value
      (cost $4,506,251) - See accompanying schedule       $     3,960,303
   Cash                                                           416,420
   Due from investment advisor                                      6,248
   Dividends receivable                                            17,827
   Receivable for investment securities sold                      513,571
   Receivable for fund shares sold                                 72,508
                                                          ---------------
TOTAL ASSETS                                                    4,986,877

LIABILITIES
   Payable for investment securities purchased                    951,511
   Accrued expenses                                                70,525
                                                          ---------------
TOTAL LIABILITIES                                               1,022,036
                                                          ---------------

NET ASSETS                                                $     3,964,841
                                                          ===============

UNIT VALUE, offering and redemption price per unit        $         10.15
                                                          ===============

Units outstanding                                                 390,638
                                                          ===============

                             Statement of Operations
                                    Unaudited

                                                                   SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 2002
                                                                ---------------
INVESTMENT INCOME
   Dividends                                                    $        59,957

EXPENSES
   Mortality and expense risk and administrative charges                 24,923
   Investment advisory and management fees                                9,231
   Custody and accounting expenses                                       10,058
   Professional fees                                                      3,466
   Directors' fees and expenses                                           3,099
   Printing and filing fees                                               3,258
   Errors and omissions insurance                                         1,904
   Other expenses                                                         1,115
                                                                ---------------
      Total expenses before reimbursement                                57,054
      Less: expense reimbursement                                       (16,438)
                                                                ---------------
      Net expenses                                                       40,616
                                                                ---------------
Net investment income                                                    19,341

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                     228,484
   Net unrealized depreciation during
      the period on investments                                        (270,412)
                                                                ---------------
Net realized and unrealized loss                                        (41,928)
                                                                ---------------

Net decrease in net assets resulting from operations            $       (22,587)
                                                                ===============

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                       Statements of Changes in Net Assets

                                                              SIX MONTHS
                                                                 ENDED
                                                             JUNE 30, 2002                   YEAR ENDED
                                                              (UNAUDITED)                 DECEMBER 31, 2001
                                                            ---------------               -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                    $        19,341               $          32,934
   Net realized gain on investments                                 228,484                          21,014
   Net unrealized depreciation during
      the period on investments                                    (270,412)                       (217,778)
                                                            ---------------               -----------------
   Net decrease in net assets
      resulting from operations                                     (22,587)                       (163,830)
Contract related transactions:
   Contributions from contract holders
      (51,594 and 11,424 units, respectively)                       518,768                         125,100
   Cost of units redeemed
      (15,372 and 33,213 units, respectively)                      (163,002)                       (354,170)
                                                            ---------------               -----------------
   Net increase (decrease) in net assets
      resulting from unit transactions                              355,766                        (229,070)
                                                            ---------------               -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             333,179                        (392,900)

NET ASSETS
Beginning of period                                               3,631,662                       4,024,562
                                                            ---------------               -----------------
End of period                                               $     3,964,841               $       3,631,662
                                                            ===============               =================

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                              Financial Highlights


                                                          SIX MONTHS
                                                             ENDED
                                                         JUNE 30, 2002       YEAR ENDED            YEAR ENDED
                                                          (UNAUDITED)     DECEMBER 31, 2001   DECEMBER 31, 2000 (a)
                                                        --------------    -----------------   ---------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                      $        10.25    $           10.70   $               10.14
   Income (loss) from investment operations:
      Net investment income                                       0.02                 0.10                    0.14
      Net realized and unrealized gain
         (loss) on investments                                   (0.12)               (0.55)                   0.42
                                                        --------------    -----------------   ---------------------
      Total from investment operations                           (0.10)               (0.45)                   0.56
                                                        --------------    -----------------   ---------------------
   Unit value, end of period                            $        10.15    $           10.25   $               10.70
                                                        ==============    =================   =====================
TOTAL RETURN                                                     (0.95%)              (4.21%)                  5.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $        3,965    $           3,632   $               4,025
Units outstanding                                              390,638              354,416                 376,205
Ratio of investment income to average net assets                  3.25%                3.06%                   3.14%
Ratio of net investment income to average net assets              1.05%                0.86%                   0.94%
Ratio of expenses to average net assets                           2.20%                2.20%                   2.20%
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursement                  0.16%                0.01%                   0.19%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                         3.09%                3.05%                   2.95%
Portfolio turnover rate                                             12%                  26%                     35%
                                                                               JUNE 30, 1998
                                                                               (COMMENCEMENT
                                                                               OF OPERATIONS)
                                                           YEAR ENDED              THROUGH
                                                       DECEMBER 31, 1999      DECEMBER 31, 1998
                                                       -----------------      -----------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                     $           10.43      $           10.00
   Income (loss) from investment operations:
      Net investment income                                         0.02                   0.03
      Net realized and unrealized gain
         (loss) on investments                                     (0.31)                  0.40
                                                       -----------------      -----------------
      Total from investment operations                             (0.29)                  0.43
                                                       -----------------      -----------------
   Unit value, end of period                           $           10.14      $           10.43
                                                       =================      =================

TOTAL RETURN                                                       (2.78%)                 4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $           6,431      $           2,043
Units outstanding                                                634,209                195,841
Ratio of investment income to average net assets                    2.62%                  2.69%
Ratio of net investment income to average net assets                0.54%                  0.50%
Ratio of expenses to average net assets                             2.20%                  2.20%
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursement                   (0.08%)                (1.50%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement                           2.82%                  4.20%
Portfolio turnover rate                                            43%                        1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                  June 30, 2002
                                    Unaudited

                                                            NUMBER OF
                                                              SHARES                 VALUE
                                                            ---------              ----------
COMMON STOCKS (99.9%)
BASIC MATERIALS (20.0%)
      Du Pont (E.I.) de Nemours and Company                    8,772               $  389,477
      International Paper Company                              9,280                  404,409
                                                                                   ----------
                                                                                      793,886

CAPITAL GOODS (9.9%)
      Caterpillar, Inc.                                        8,010                  392,090

COMMUNICATION SERVICES (10.0%)
      SBC Communications, Inc.                                12,939                  394,639

CONSUMER CYCLICAL (20.1%)
      Eastman Kodak Company                                   13,452                  392,395
      General Motors Corporation                               7,575                  404,884
                                                                                   ----------
                                                                                      797,279

CONSUMER STAPLE (10.0%)
      Philip Morris Companies, Inc.                            9,100                  397,488

ELECTRICAL & ELECTRONIC MACHINERY (9.9%)
      General Electric Company                                13,047                  392,236

FINANCIAL (10.2%)
      J.P. Morgan Chase & Company, Inc.                       11,923                  404,428

PHARMACEUTICAL PREPARATIONS (9.8%)
      Merck & Co., Inc.                                        7,667                  388,257
                                                                                   ----------

TOTAL COMMON STOCKS (Cost $4,506,251)                                               3,960,303
                                                                                   ----------
TOTAL INVESTMENTS (99.9%)                                                           3,960,303
OTHER ASSETS, LESS LIABILITIES (0.1%)                                                   4,538
                                                                                   ----------
NET ASSETS (100.0%)                                                                $3,964,841
                                                                                   ==========

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2002 aggregated $991,297 and $672,834, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $545,948 of which $195,127 related to appreciated investments and $741,075 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statement of Assets and Liabilities
                                    Unaudited

                                                                           JUNE 30, 2002
                                                                          ---------------
ASSETS
   Investments in securities, at value
      (cost $5,329,492) - See accompanying schedule                       $    5,379,813
   Due from investment advisor                                                    12,860
   Dividends receivable                                                           24,714
                                                                          ---------------
TOTAL ASSETS                                                                   5,417,387

LIABILITIES
   Cash overdraft                                                                 12,099
   Accrued expenses                                                              157,094
   Payable for fund shares repurchased                                                86
                                                                          ---------------
TOTAL LIABILITIES                                                                169,279
                                                                          ---------------
NET ASSETS                                                                $    5,248,108
                                                                          ===============
UNIT VALUE, offering and redemption price per unit                        $        10.81
                                                                          ===============
Units outstanding                                                                485,630
                                                                          ===============

                             Statement of Operations
                                    Unaudited

                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 2002
                                                                         -------------
INVESTMENT INCOME
   Dividends                                                              $    89,286

EXPENSES
   Mortality and expense risk and administrative charges                       37,253
   Investment advisory and management fees                                     13,798
   Custody and accounting expenses                                             10,058
   Professional fees                                                            6,894
   Directors' fees and expenses                                                 6,165
   Printing and filing fees                                                     6,480
   Errors and omissions insurance                                               3,787
   Other expenses                                                               2,219
                                                                         -------------
      Total expenses before reimbursement                                      86,654
      Less: expense reimbursement                                             (25,945)
                                                                         -------------
      Net expenses                                                             60,709
                                                                         -------------
Net investment income                                                          28,577

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                             3,038
   Net unrealized appreciation
      during the period on investments                                        109,646
                                                                         -------------
Net realized and unrealized gain                                              112,684
                                                                         -------------

Net increase in net assets resulting from operations                      $   141,261
                                                                         =============

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                       Statements of Changes in Net Assets

                                                                   SIX MONTHS
                                                                      ENDED
                                                                  JUNE 30, 2002               YEAR ENDED
                                                                   (UNAUDITED)            DECEMBER 31, 2001
                                                                  -------------          -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $    28,577            $          53,057
   Net realized gain on investments                                      3,038                       12,110
   Net unrealized appreciation (depreciation) during
      the period on investments                                        109,646                       (4,366)
                                                                  -------------          -------------------
   Net increase in net assets resulting
      from operations                                                  141,261                       60,801

Contract related transactions:
   Contributions from contract holders
      (0 and 31,962 units, respectively)                                     -                      301,858
   Cost of units redeemed (34,711 and
      164,133 units, respectively)                                    (379,636)                  (1,749,776)
                                                                  -------------          -------------------
   Net decrease in net assets resulting
      from unit transactions                                          (379,636)                  (1,447,919)
                                                                  -------------          -------------------
TOTAL DECREASE IN NET ASSETS                                          (238,375)                  (1,387,118)

NET ASSETS
Beginning of period                                                  5,486,483                    6,873,601
                                                                  -------------          -------------------
End of period                                                      $ 5,248,108            $       5,486,483
                                                                  =============          ===================

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                              Financial Highlights

                                                      SIX MONTHS
                                                         ENDED
                                                     JUNE 30, 2002      YEAR ENDED           YEAR ENDED             YEAR ENDED
                                                      (UNAUDITED)    DECEMBER 31, 2001   DECEMBER 31, 2000 (a)   DECEMBER 31, 1999
                                                     -------------   ----------------    ---------------------   -----------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                   $       10.54   $          10.53    $               10.11   $           10.26
   Income (loss)  from investment operations:
      Net investment income                                   0.09               0.17                     0.18                0.05
      Net realized and unrealized gain
         (loss) on investments                                0.18              (0.16)                    0.24               (0.20)
                                                     -------------   ----------------    ---------------------   -----------------
      Total from investment operations                        0.27               0.01                     0.42               (0.15)
                                                     -------------   ----------------    ---------------------   -----------------
   Unit value, end of period                         $       10.81   $          10.54    $               10.53   $           10.11
                                                     =============   ================    =====================   =================
TOTAL RETURN                                                  2.49%              0.09%                    4.15%              (1.42%)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $       5,248   $          5,486    $               6,874   $          11,247
Units outstanding                                          485,630            520,341                  652,512           1,111,983
Ratio of investment income to average net assets              3.24%              3.09%                    3.32%               2.77%
Ratio of net investment income to average net assets          1.04%              0.89%                    1.12%               0.57%
Ratio of expenses to average net assets                       2.20%              2.20%                    2.20%               2.20%
Ratio of net investment income to average net assets
   before voluntary expense reimbursement                     0.10%              0.03%                    0.52%               0.29%
Ratio of expenses to average net assets before
   voluntary expense reimbursement                            3.14%              3.06%                    2.80%               2.48%
Portfolio turnover rate                                          1%                26%                      28%                 50%
                                                       SEPTEMBER 30, 1998
                                                       (COMMENCEMENT OF
                                                       OPERATIONS) THROUGH
                                                       DECEMBER 31, 1998
                                                       -------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                     $           10.00
   Income (loss)  from investment operations:
      Net investment income                                         0.02
      Net realized and unrealized gain
         (loss) on investments                                      0.24
                                                       -------------------
      Total from investment operations                              0.26
                                                       -------------------
   Unit value, end of period                               $       10.26
                                                       ===================
TOTAL RETURN                                                        2.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                   $      11,012
Units outstanding                                              1,072,954
Ratio of investment income to average net assets                    2.80%
Ratio of net investment income to average net assets                0.57%
Ratio of expenses to average net assets                             2.20%
Ratio of net investment income to average net assets
   before voluntary expense reimbursement                           0.28%
Ratio of expenses to average net assets before
   voluntary expense reimbursement                                  2.49%
Portfolio turnover rate                                                1%

PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - September

                             Schedule of Investments

                                  June 30, 2002
                                    Unaudited

                                                  NUMBER OF
                                                    SHARES        VALUE
                                                  ---------   -------------
COMMON STOCKS (102.5%)
AIRCRAFT PARTS & EQUIPMENT (11.4%)
      Honeywell International, Inc.                 16,987    $    598,452

BASIC MATERIALS (22.6%)
      Du Pont (E.I.) de Nemours and Company         13,114         582,261
      International Paper Company                   13,860         604,019
                                                              -------------
                                                                 1,186,280
CAPITAL GOODS (21.7%)
      Caterpillar, Inc.                             10,906         533,849
      3M Company                                     4,933         606,759
                                                              -------------
                                                                 1,140,608
CONSUMER CYCLICAL (19.3%)
      Eastman Kodak Company                         15,066         439,475
      General Motors Corporation                    10,732         573,625
                                                              -------------
                                                                 1,013,100
CONSUMER STAPLE (8.2%)
      Philip Morris Companies, Inc.                  9,835         429,593

ENERGY (9.6%)
      Exxon Mobil Corporation                       12,315         503,930

FINANCIAL (9.7%)
      J.P. Morgan Chase & Company, Inc.             14,972         507,850
                                                              -------------

TOTAL COMMON STOCKS (Cost $5,329,492)                            5,379,813
                                                              -------------
TOTAL INVESTMENTS (102.5%)                                       5,379,813
OTHER ASSETS, LESS LIABILITIES ((2.5%))                           (131,705)
                                                              -------------
NET ASSETS (100.0%)                                           $  5,248,108
                                                              =============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2002 aggregated $39,217 and $398,873, respectively. At June 30, 2002, net unrealized appreciation for tax purposes aggregated $50,321 of which $684,394 related to appreciated investments and $634,073 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statement of Assets and Liabilities
                                    Unaudited

                                                                JUNE 30, 2002
                                                               --------------
ASSETS
   Investments in securities, at value
      (cost $5,939,884) - See accompanying schedule            $    5,203,869
   Due from investment advisor                                          3,238
   Dividends receivable                                                31,387
                                                               --------------
TOTAL ASSETS                                                        5,238,494

LIABILITIES
   Cash overdraft                                                      11,956
   Accrued expenses                                                    36,076
                                                               --------------
TOTAL LIABILITIES                                                      48,032
                                                               --------------
NET ASSETS                                                     $    5,190,462
                                                               ==============
UNIT VALUE, offering and redemption price per unit             $         9.62
                                                               ==============
Units outstanding                                                     539,374
                                                               ==============

                             Statement of Operations
                                    Unaudited

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2002
                                                                  --------------
INVESTMENT INCOME
   Dividends                                                      $       94,529

EXPENSES
   Mortality and expense risk and administrative charges                  37,721
   Investment advisory and management fees                                13,971
   Custody and accounting expenses                                        10,058
   Professional fees                                                       2,480
   Directors' fees and expenses                                            3,098
   Printing and filing fees                                                1,634
   Errors and omissions insurance                                          1,821
   Other expenses                                                            619
                                                                  --------------
      Total expenses before reimbursement                                 71,402
      Less: expense reimbursement                                         (9,931)
                                                                  --------------
      Net expenses                                                        61,471
                                                                  --------------
Net investment income                                                     33,058

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                      (15,810)
   Net unrealized depreciation during the period on investments         (126,375)
                                                                  --------------
Net realized and unrealized loss                                        (142,185)
                                                                  --------------
Net decrease in net assets resulting from operations              $     (109,127)
                                                                  ==============

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                       Statements of Changes in Net Assets

                                                   SIX MONTHS
                                                      ENDED
                                                  JUNE 30, 2002         YEAR ENDED
                                                   (UNAUDITED)       DECEMBER 31, 2001
                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                        $          33,058    $          54,689
   Net realized gain (loss) on investments                (15,810)             235,844
   Net unrealized depreciation
      during the period on investments                   (126,375)            (654,615)
                                                -----------------    -----------------
   Net decrease in net assets
      resulting from operations                          (109,127)            (364,082)

Contract related transactions:
   Contributions from contract holders
      (277 and 28,713 units, respectively)                  2,779              285,589
   Cost of units redeemed
      (25,018 and 49,768 units, respectively)            (254,595)            (525,020)
                                                -----------------    -----------------
   Net decrease in net assets resulting
      from unit transactions                             (251,816)            (239,431)
                                                -----------------    -----------------

TOTAL DECREASE IN NET ASSETS                             (360,943)            (603,513)

NET ASSETS
Beginning of period                                     5,551,405            6,154,918
                                                -----------------    -----------------
End of period                                   $       5,190,462    $       5,551,405
                                                =================    =================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                              Financial Highlights


                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 2002      YEAR ENDED            YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 2001   DECEMBER 31, 2000 (a)
                                                              -------------   -----------------   ---------------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                            $      9.84     $         10.52     $              10.15
   Income (loss) from investment operations:
      Net investment income                                          0.08                0.11                     0.18
      Net realized and unrealized gain
         (loss) on investments                                      (0.30)              (0.79)                    0.19
                                                              -------------   -----------------   ---------------------
      Total from investment operations                              (0.22)              (0.68)                    0.37
                                                              -------------   -----------------   ---------------------
   Unit value, end of period                                  $      9.62     $          9.84     $              10.52
                                                              =============   =================   =====================

TOTAL RETURN                                                        (2.19%)             (6.45%)                   3.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                      $     5,190     $         5,551     $              6,155
Units outstanding                                                 539,374             564,115                  585,170
Ratio of investment income to average net assets                     3.38%               3.15%                    3.11%
Ratio of net investment income (loss) to average net assets          1.18%               0.95%                    0.91%
Ratio of expenses to average net assets                              2.20%               2.20%                    2.20%
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursement                            0.83%               0.61%                    0.71%
Ratio of expenses to average net assets
   before voluntary expense reimbursement                            2.55%               2.54%                    2.40%
Portfolio turnover rate                                                -(c)                17%                       9%

                                                                                      FOR THE ONE DAY
                                                                                       PERIOD ENDED
                                                                                     DECEMBER 31, 1998
                                                                    YEAR ENDED         (COMMENCEMENT
                                                                 DECEMBER 31, 1999     OF OPERATIONS)
                                                                 -----------------   -----------------
SELECTED PER-UNIT DATA
   Unit value, beginning of period                               $           9.82    $         10.00
   Income (loss) from investment operations:
      Net investment income                                                  0.05              - (b)
      Net realized and unrealized gain
         (loss) on investments                                               0.28              (0.18)
                                                                 -----------------   -----------------
      Total from investment operations                                       0.33              (0.18)
                                                                 -----------------   -----------------
   Unit value, end of period                                     $          10.15    $          9.82
                                                                 =================   =================

TOTAL RETURN                                                                 3.38%             (1.80%)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                         $         13,113    $        14,520
Units outstanding                                                       1,291,739          1,478,641
Ratio of investment income to average net assets                             2.63%                --
Ratio of net investment income (loss) to average net assets                  0.51%             (2.12%)
Ratio of expenses to average net assets                                      2.12%              2.12%
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursement                                    0.51%             (2.12%)
Ratio of expenses to average net assets
   before voluntary expense reimbursement                                    2.12%              2.12%
Portfolio turnover rate                                                        36%                 0%


PERCENTAGE AMOUNTS FOR PERIODS LESS THAN A FULL FISCAL YEAR ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as adviser for the Separate Account.

(b)  Less than $0.01

(c)  Less than 1%

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - December

                             Schedule of Investments

                                  June 30, 2002
                                    Unaudited

                                                 NUMBER OF
                                                   SHARES       VALUE
                                                 ---------   -----------
COMMON STOCKS (100.3%)
BASIC MATERIALS (22.1%)
      Du Pont (E.I.) de Nemours and Company        12,680    $   562,992
      International Paper Company                  13,408        584,316
                                                             -----------
                                                               1,147,308
CAPITAL GOODS (9.7%)
      Caterpillar, Inc.                            10,304        504,381

COMMUNICATION SERVICES (8.1%)
      SBC Communications, Inc.                     13,818        421,449

CONSUMER CYCLICAL (21.0%)
      Eastman Kodak Company                        17,982        524,535
      General Motors Corporation                   10,557        564,272
                                                             -----------
                                                               1,088,807
CONSUMER STAPLE (9.5%)
      Philip Morris Companies, Inc.                11,269        492,230

ENERGY (10.9%)
      Exxon Mobil Corporation                      13,800        564,696

FINANCIAL (10.0%)
      J.P. Morgan Chase & Company, Inc.            15,292        518,705

PHARMACEUTICAL PREPARATIONS (9.0%)
      Merck & Company, Inc.                         9,208        466,293
                                                             -----------

TOTAL COMMON STOCKS (Cost $5,939,884)                          5,203,869
                                                             -----------
TOTAL INVESTMENTS (100.3%)                                     5,203,869
OTHER ASSETS, LESS LIABILITIES ((0.3%))                          (13,407)
                                                             -----------
NET ASSETS (100.0%)                                          $ 5,190,462
                                                             ===========

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended June 30, 2002 aggregated $23,924 and $258,489, respectively. At June 30, 2002, net unrealized depreciation for tax purposes aggregated $736,015 of which $288,146 related to appreciated investments and $1,024,161 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                  June 30, 2002

                                   Unaudited

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division - March, Select Ten Plus Division - June, Select Ten Plus Division - September, and Select Ten Plus Division - December (the "Division(s)"). Each Division is a non-diversified investment company that invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last day of the month for which the Division is named. For example, the Select Ten Plus Division - March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Touchstone Advisors, Inc. ("Touchstone Advisors"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. INVESCO-National Asset Management ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a Sub-Advisory Agreement.

The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Integrity, Touchstone Advisors and Touchstone Securities.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States as set forth for separate accounts in the revised audit and accounting guide issued by the American Institute of Certified Public Accountants, AUDITS OF INVESTMENT COMPANIES.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the divisions, Touchstone Advisors receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Touchstone Advisors, not the Separate Account, pays sub-advisory fees to National Asset based on the average daily net assets of the Divisions. Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of average daily net assets up to $100 million and 0.05% of average daily net assets in excess of $100 million. Touchstone Advisors has guaranteed it or an affiliate will pay National Asset a minimum annual subadvisory fee of $50,000.

Touchstone Advisors has agreed to reimburse each Division for operating expenses (excluding investment advisory and management fees and mortality and expense risk and administrative charges) above an annual rate of 0.35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of Touchstone Securities, Touchstone Advisors, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.